Other Receivables and Prepayments (Details) - USD ($)	Sep. 30, 2017	Mar. 31, 2017
Other Receivables and Prepayments [Abstract]
Advances to employees	$ 7,027	$ 6,604
Advances to service providers	4,994	61,779
Deposits for leases due within one operating period	53,697	22,030
Prepayments	192,860
Interest Receivables	50,402
Total	$ 308,980	$ 90,413